Debt (US Dollar-denominated Debt) (Details) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Debt outstanding	$ 13,515		$ 11,739
Accounts receivable securitization [Member]
Debt Instrument [Line Items]
Debt outstanding	0		421
Capital lease obligations [Member]
Debt Instrument [Line Items]
Debt outstanding	29		158
US Dollar-Denominated [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 10,273	$ 7,533	$ 8,876	$ 7,061
US Dollar-Denominated [Member] | Notes and debentures [Member]
Debt Instrument [Line Items]
Debt outstanding		6,650		6,175
US Dollar-Denominated [Member] | Commercial paper [Member]
Debt Instrument [Line Items]
Debt outstanding		862		760
US Dollar-Denominated [Member] | Accounts receivable securitization [Member]
Debt Instrument [Line Items]
Debt outstanding		0		80
US Dollar-Denominated [Member] | Capital lease obligations [Member]
Debt Instrument [Line Items]
Debt outstanding		$ 21		$ 46